Trade Receivable, Net - Summary of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Doubtful Accounts [Roll Forward]
Balance at the beginning of the year	$ 493	$ 595	$ 468
Allowance for the year	119	314	153
Charges and write-offs of uncollectible accounts	(29)	(397)	23
Added in business combinations	0	4	1
Effects of changes in foreign exchange rates	(68)	(23)	(55)
Balance at the end of the year	515	493	595
Philippines
Allowance for Doubtful Accounts [Roll Forward]
Effect of Philippines	0	0	(82)
Adoption of IFRS 9
Allowance for Doubtful Accounts [Roll Forward]
Effect of adoption of IFRS 9	$ 0	$ 0	$ 87